CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS	12 Months Ended
Mar. 31, 2012
Concentrations Of Credit Risk And Major Customers Abstract
Concentrations Of Credit Risk And Major Customers [Text Block]
13.	CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

The Group's financial instruments that are exposed to concentrations of credit risk consist primarily of its cash and cash equivalents, restricted cash and trade receivables.

The Group's cash and cash equivalents are high-quality deposits placed with banking institutions with high credit ratings. This investment policy limits the Group's exposure to concentrations of credit risk.

The trade receivable balances largely represent amounts due from the Group's principal customers who are generally international organizations with high credit ratings. Letters of credit are the principal security obtained to support lines of credit or negotiated contracts from a customer. As a consequence, related credit risk are limited.

Accounts receivable from the three customers with the largest receivable balances as of March 31, 2011 and 2012 are as follows:

	Percentage of
	accounts receivable
	2011	2012
	%	%

Customer A	22.2	19.6
Customer B	21.6	44.4
Customer C	18.2	N/A
Customer D	N/A	17.3

Three largest receivable balances	62.0	81.3

Details of the movements of the allowances for doubtful account are as follows:

	Year ended March 31,
	2010	2011	2012
	$	$	$

At beginning of year	101	-	-
Amounts written off	(101)	-	-

At end of year	-	-	-

A substantial percentage of the Group's sales are made to three customers and are typically on an open account basis. Customers accounting for 10% or more of total net sales in any of the years ended March 31, 2010, 2011 and 2012 are as follows:

	Year ended March 31,
	2010	2011	2012
	%	%	%

Customer A (note a)	20.5	22.2	25.1
Customer C (note b)	N/A	15.1	16.4
Customer D (note c)	18.1	13.4	N/A
Customer E (note a)	11.9	N/A	N/A
Customer F (note b)	N/A	N/A	11.3

Notes:

(a)	Sales to these customers were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
(b)	Sales to this customer were reported in the Electric OEM operating segment.
(c)	Sales to this customer were reported in the Metal Stamping and Mechanical OEM operating segment.